STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($)	Common stock	Additional paid-in capital	(Deficit)	Total
Balance at Dec. 31, 2019	$ 10,950	$ 4,183,129	$ (3,805,655)	$ 388,424
Balance (in shares) at Dec. 31, 2019	10,950,000
Net income (loss) for the year	$ 0	0	(45,570)	(45,570)
Balance at Dec. 31, 2020	$ 10,950	4,183,129	(3,851,225)	342,854
Balance (in shares) at Dec. 31, 2020	10,950,000
Net income (loss) for the year	$ 0	0	(40,955)	(40,955)
Balance at Dec. 31, 2021	$ 10,950	4,183,129	(3,892,180)	301,899
Balance (in shares) at Dec. 31, 2021	10,950,000
Net income (loss) for the year	$ 0	0	(359,999)	(359,999)
Balance at Dec. 31, 2022	$ 10,950	$ 4,183,129	$ (4,252,179)	$ (58,100)
Balance (in shares) at Dec. 31, 2022	10,950,000